Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Future NRG Sdn. Bhd. [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Future NRG Sdn. Bhd. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Future NRG Sdn. Bhd. [Member]	Total	Future NRG Sdn. Bhd. [Member]
Balance at Dec. 31, 2023			$ 6,100,218	$ 429,797,000	$ (908,000)		$ (428,282,000)	$ (5,135,598)	$ 607,000	$ 964,620
Balance, shares at Dec. 31, 2023	454,537	4,412
Issue costs on issuance of common stock, preferred stock and associated warrants on underwritten offering, net of expenses		$ 0		6,209,000					6,209,000
Issue of common stock, preferred stock and associated warrants on underwritten offering, net of expenses, shares		2,944
Conversion of series B Preferred stock
Conversion of series B Preferred stock, shares	(119,000)	165
Conversion of series 6% Convertible Exchangeable Preferred
Conversion of series 6% Convertible Exchangeable, shares	(200,000)
Warrant Exercises		$ 0		1,613,000					1,613,000
Warrant Exercises, shares		29,391
Stock-based compensation				592,000					592,000
Unrealized foreign exchange on intercompany loans					(2,899,000)				(2,899,000)
Foreign currency translation					2,916,000	24,679			2,916,000	24,679
Net income (loss)							(11,212,000)	797,686	(11,212,000)	797,686
Balance at Dec. 31, 2024			6,100,218	438,211,000	(891,000)	24,679	(439,494,000)	(4,337,912)	(2,174,000)	1,786,985
Balance, shares at Dec. 31, 2024	135,537	36,913
Issue costs on issuance of common stock, preferred stock and associated warrants on underwritten offering, net of expenses				(248,000)					(248,000)
Stock-based compensation				1,666,000					1,666,000
Unrealized foreign exchange on intercompany loans					(2,380,000)				(2,380,000)
Foreign currency translation					2,385,000				2,385,000
Net income (loss)							(81,000)		(81,000)	(1,026)
Issue of common stock on Securities Purchase Agreement
Issue of common stock on Securities Purchase Agreement, shares		758
Series C Preferred stock conversions	$ (1,000)			1,000
Series C Preferred stock conversions, shares	(1,000,000)	11,042
Series D Preferred stock conversions	$ (2,000)	$ 1,000		1,000
Series D Preferred stock conversions, shares	(1,745,262)	799,912
Exercise of Pre-Funded Warrants
Exercise of Pre-Funded Warrants, shares		15,277
Issue of Series C preferred stock in Securities Purchase Agreement	$ 1,000			999,000					1,000,000
Issue of Series C preferred stock in Securities Purchase Agreement, shares	1,000,000
Issue of Series D preferred stock in Securities Purchase Agreement	$ 2,000			1,892,000					1,894,000
Issue of Series D preferred stock in Securities Purchase Agreement, shares	2,100,000
Issue of Series E preferred stock in Securities Purchase Agreement	$ 1,000			999,000					1,000,000
Issue of Series E preferred stock in Securities Purchase Agreement, shares	1,000,000
Deconsolidation of wholly-owned foreign operation					886,000		(886,000)
Balance at Mar. 31, 2025	$ 1,000	$ 1,000		443,521,000			(440,461,000)		3,062,000
Balance, shares at Mar. 31, 2025	1,490,275	863,902
Balance at Dec. 31, 2024			6,100,218	438,211,000	(891,000)	24,679	(439,494,000)	(4,337,912)	(2,174,000)	1,786,985
Balance, shares at Dec. 31, 2024	135,537	36,913
Unrealized foreign exchange on intercompany loans									(2,380,000)
Net income (loss)									(1,399,000)	1,647
Balance at Jun. 30, 2025	$ 3,000	$ 2,000		445,405,000			(441,779,000)		3,631,000
Balance, shares at Jun. 30, 2025	3,135,537	1,583,965
Balance at Dec. 31, 2024			6,100,218	438,211,000	(891,000)	24,679	(439,494,000)	(4,337,912)	(2,174,000)	1,786,985
Balance, shares at Dec. 31, 2024	135,537	36,913
Stock-based compensation				2,334,000					2,334,000
Stock-based compensation, shares		500,178
Unrealized foreign exchange on intercompany loans					(2,380,000)				(2,380,000)
Foreign currency translation					2,346,000	182,395			2,346,000	182,395
Net income (loss)							(2,998,000)	2,490,410	(2,998,000)	2,490,410
Expenses related to Securities Purchase Agreement In Private Placement				(344,000)					(344,000)
Issue of common stock on Securities Purchase Agreement		$ 0		(125,000)					(125,000)
Issue of common stock on Securities Purchase Agreement, shares		1,698
Issue of common stock on share exchange agreement to purchase Fitters Sdn. Bhd		$ 1,000		4,449,000					4,450,000
Issue of common stock on share exchange agreement to purchase Fitters Sdn. Bhd, shares		699,158
Exercise of Pre-Funded & Common Warrants		$ 0							0
Exercise of Pre-Funded & Common Warrants, shares		113,479
Payment made under the Warrant Exchange Amendment				(1,100,000)					(1,100,000)
Issue of common stock on warrant exchange agreement		$ 2,000		11,033,000			(11,033,000)		2,000
Issue of common stock on Warrant Exchange Agreements, shares		1,962,000
Preferred stock dividends				(61,000)					(61,000)
Issue of Series C preferred stock	$ 1,000			999,000					1,000,000
Issue of Series C preferred stock, shares	1,000,000
Series C Preferred stock conversions	$ (1,000)	$ 0		1,000
Series C Preferred stock conversions, shares	(1,000,000)	11,042
Issue of Series D preferred stock	$ 2,000			1,892,000					1,894,000
Issue of Series D preferred stock, shares	2,100,000
Series D Preferred stock conversions	$ (2,000)	$ 1,000		1,000
Series D Preferred stock conversions, shares	(2,100,000)	962,500
Issue of Series E preferred stock	$ 1,000			999,000					1,000,000
Issue of Series E preferred stock, shares	1,000,000
Series E Preferred stock conversions	$ (1,000)	$ 0		1,000
Series E Preferred stock conversions, shares	(1,000,000)	458,333
Issue of Series F preferred stock	$ 3,000			2,997,000					3,000,000
Issue of Series F preferred stock, shares	3,000,000
Series F Preferred stock conversions	$ (3,000)	$ 1,000		2,000
Series F Preferred stock conversions, shares	(3,000,000)	654,000
Cancellation of fraction shares		$ 0
Stock Split Adjustments, shares		1,019
Reclassification of accumulated translation adjustments upon deconsolidation of subsidiary					886,000		(886,000)
Balance at Dec. 31, 2025		$ 5,000	6,100,218	461,287,000	(39,000)	207,074	(454,411,000)	(1,847,502)	6,842,000	4,459,790
Balance, shares at Dec. 31, 2025	135,537	5,400,320
Balance at Mar. 31, 2025	$ 1,000	$ 1,000		443,521,000			(440,461,000)		3,062,000
Balance, shares at Mar. 31, 2025	1,490,275	863,902
Issue costs on issuance of common stock, preferred stock and associated warrants on underwritten offering, net of expenses				21,000					21,000
Stock-based compensation				7,000					7,000
Net income (loss)							(1,318,000)		(1,318,000)
Preferred stock dividends				(41,000)					(41,000)
Series D Preferred stock conversions
Series D Preferred stock conversions, shares	(354,738)	162,588
Series E Preferred stock conversions	$ (1,000)	$ 1,000
Series E Preferred stock conversions, shares	(1,000,000)	458,333
Issue of common stock and pre-funded warrants in Securities Purchase Agreement In Private Placement, net of expenses
Issue of common stock and pre-funded warrants in Securities Purchase Agreement In Private Placement, net of expenses, shares		940
Issue of Series F preferred stock in Securities Purchase Agreement	$ 3,000			2,997,000					3,000,000
Issue of Series F preferred stock in Securities Purchase Agreement, shares	3,000,000
Exercise of Warrants				(1,100,000)					(1,100,000)
Exercise of Warrants, shares		98,202
Balance at Jun. 30, 2025	$ 3,000	$ 2,000		445,405,000			(441,779,000)		3,631,000
Balance, shares at Jun. 30, 2025	3,135,537	1,583,965
Balance at Dec. 31, 2025		$ 5,000	6,100,218	461,287,000	(39,000)	207,074	(454,411,000)	(1,847,502)	6,842,000	4,459,790
Balance, shares at Dec. 31, 2025	135,537	5,400,320
Stock-based compensation				1,000					1,000
Foreign currency translation					9,000				9,000
Net income (loss)							(197,000)		(197,000)	(45,890)
Issue of common stock on warrant exchange agreement				125,000					125,000
Issue of common stock on Warrant Exchange Agreements, shares		119,136
Preferred stock dividends				(20,000)					(20,000)
Balance at Mar. 31, 2026		$ 5,000		461,393,000	(30,000)		(454,608,000)		6,760,000
Balance, shares at Mar. 31, 2026	135,537	5,519,456
Balance at Dec. 31, 2025		$ 5,000	6,100,218	461,287,000	(39,000)	207,074	(454,411,000)	(1,847,502)	6,842,000	4,459,790
Balance, shares at Dec. 31, 2025	135,537	5,400,320
Foreign currency translation						(96,372)				(96,372)
Net income (loss)								(107,341)	(602,000)	(107,341)
Disposal of a subsidiary						62,734				62,734
Balance at Jun. 30, 2026		$ 7,000	6,100,218	462,166,000		173,436	(455,013,000)	(1,954,843)	7,160,000	4,318,811
Balance, shares at Jun. 30, 2026	135,537	6,622,794
Balance at Mar. 31, 2026		$ 5,000		461,393,000	(30,000)		(454,608,000)		6,760,000
Balance, shares at Mar. 31, 2026	135,537	5,519,456
Stock-based compensation				1,000					1,000
Foreign currency translation					30,000				30,000
Net income (loss)							(405,000)		(405,000)
Preferred stock dividends				(20,000)					(20,000)
Issue of common stock in Securities Purchase Agreement In Private Placement, net of expenses		$ 2,000		792,000					794,000
Issue of common stock in Securities Purchase Agreement In Private Placement, net of expenses, shares		1,103,338
Balance at Jun. 30, 2026		$ 7,000	$ 6,100,218	$ 462,166,000		$ 173,436	$ (455,013,000)	$ (1,954,843)	$ 7,160,000	$ 4,318,811
Balance, shares at Jun. 30, 2026	135,537	6,622,794